Subsequent Events (Details) - CAD ($) $ in Thousands		6 Months Ended
	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Proceeds from issuing shares		$ 4,177
Net of transaction costs		$ 902
ATM offering
Subsequent Events
Shares issued (in shares)		1,426,359
Proceeds from issuing shares		$ 4,177	$ 0
Net of transaction costs		$ 902	$ 0
Issuance of common shares | ATM offering
Subsequent Events
Shares issued (in shares)	3,218,200
Proceeds from issuing shares	$ 7,157
Net of transaction costs	$ 296